Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about trade and other receivables [Abstract]
Disclosure of detailed information about trade and other receivables [text block]
	December 31, 2017	December 31, 2016
Trade receivables	$25,384	$25,087
Receivables from joint venture partners	1,425	581
Other	1,869	637
	$28,678	$26,305